Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 245,428	$ 37,613	¥ 169,653
Restricted cash	83,981	12,871	95,952
Short term investments (Note 2(d))	1,307,865	200,439	1,612,351
Accounts receivable, net of allowances of RMB20,495 and RMB29,000 (US$4,444) as of December 31, 2019 and 2020, respectively (Note 2(e))	583,116	89,367	682,171
Insurance premium receivables (Note 2(e))			5,067
Other receivables, net (Note 4)	50,242	7,700	61,570
Other current assets	41,148	6,306	54,987
Total current assets	2,311,780	354,296	2,681,751
Non-current assets:
Restricted bank deposit - non current	20,689	3,171
Property, plant, and equipment, net (Note 5)	36,778	5,637	40,806
Goodwill, net (Note 6)	109,869	16,838	109,869
Intangible assets, net (Note 2(g))	44	7	322
Deferred tax assets (Note 12)	10,032	1,537	7,327
Investments in affiliates (Note 7)	357,661	54,814	363,414
Other non-current assets (Note 2(j))	33,743	5,171	46,917
Right of use assets (Note 8)	200,403	30,713	190,437
Total non-current assets	769,219	117,888	759,092
Total assets	3,080,999	472,184	3,440,843
Current liabilities:
Accounts payable	377,386	57,837	382,882
Insurance premium payables	25,421	3,896	7,901
Other payables and accrued expenses (Note 10)	188,448	28,881	220,290
Accrued payroll	105,739	16,205	101,664
Income taxes payable	145,983	22,373	155,251
Current operating lease liability (Note 8)	86,233	13,216	79,986
Total current liabilities	929,210	142,408	947,974
Non-current liabilities:
Other tax liabilities (Note 12)	67,219	10,302	70,350
Deferred tax liabilities (Note 12)	26,380	4,042	7,898
Refundable share rights deposits (Including refundable share rights deposits of the consolidated VIE of RMB266,901 and nil as of December 31, 2019 and 2020, respectively) (Note 9)			266,901
Non-current operating lease liability (Note 8)	103,526	15,866	103,252
Total non-current liabilities	197,125	30,210	448,401
Total liabilities	1,126,335	172,618	1,396,375
Commitments and contingencies (Note 17)
Equity:
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,252,367,264 and 1,073,891,784 shares, of which 1,073,891,784 and 1,073,891,784 shares were outstanding as of December 31, 2019 and 2020, respectively) (Note 13)	8,089	1,240	9,235
Treasury stock (Note 20)			(1,146)
Additional paid-in capital			393
Statutory reserves (Note 15)	553,911	84,891	508,739
Retained earnings	1,306,554	200,238	1,479,494
Accumulated other comprehensive loss	(34,995)	(5,363)	(65,429)
Total shareholders’ equity	1,833,559	281,006	1,931,286
Noncontrolling interests	121,105	18,560	113,182
Total equity	1,954,664	299,566	2,044,468
Total liabilities and shareholders’ equity	¥ 3,080,999	$ 472,184	¥ 3,440,843